Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 17, 2015	Mar. 11, 2015	Mar. 02, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 15, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading period used to determine award price				20 days
Stock-based compensation				$ 305	$ 285	$ 34
2006 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized				9,615
Expiration date				Dec. 31, 2015
Shares issued to independent directors					3,295	1,494
2016 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized prior to redemption of preferred stock							38,461
Shares issued to independent directors				2,361
Maximum [Member] | 2016 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized							461,538
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested options, outstanding				865
Vested options, weighted average exercise price				$ 48.945
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants, exercise price				$ 12.48
Warrants [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost				$ 115
Number of shares called by exercise of warrant			101,213
Common stock warrants, exercise price	$ 12.48	$ 9.88	$ 9.88
Expiration period				3 years
Unrecognized compensation cost recognition period				14 months
Shares purchased with warrants		35,060		66,153
Warrants [Member] | Executive Officer [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units earned, increments	33.33%
Warrants [Member] | Executive Officer [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units earned, increments	50.00%
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost				$ 199
Unrecognized compensation cost recognition period				14 months
Grants in period			101,213
Units earned, increments			33.33%
LTIP [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			12.50%
Stock price per share milestone			$ 22.75
LTIP [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price per share milestone			29.25
LTIP [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price per share milestone			$ 35.75
LTIP [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period			5,263,152